Material Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2026
Significant accounting policies [Abstract]
Disclosure of principal subsidiaries [Table Text Block]
Entity	Principal activities	Country of incorporation and operation	Functional currency	Ownership interest as at April 30, 2026	Ownership interest as at April 30, 2025(3)
Minera Canam S.A. de C.V.	Exploring evaluating mineral properties	Mexico	USD	100%	100%
Goanna Resources, S.A.P.I. de C.V. (1)	Exploring evaluating mineral properties	Mexico	USD	100%	100%
Sinaloa Minerals Explorations S.A. de C.V.(2)	Exploring evaluating mineral properties	Mexico	USD	100%	0%
Panuco Silver Resources S.A. de C.V. (2)	Exploring evaluating mineral properties	Mexico	USD	100%	0%
Plata Fuerte S.A. de C.V.(2)	Exploring evaluating mineral properties	Mexico	USD	100%	0%

Disclosure of estimated useful life or depreciation rate [Table Text Block]	Computer equipment 3-4 years Mining equipment 5-15 years Vehicles 4 years